Net loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of basic and diluted net loss per share
The following table presents the computation of basic and diluted net loss per share:

	For the six months ended June 30,
	2025	2024
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(1,193,079)	(543,878)
Weighted-average number of common shares outstanding:
Basic and diluted	2,114,848	2,110,214
Net loss per share (in ones):
Basic and diluted	(0.56)	(0.26)